Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 9 — Property, Plant and Equipment

The following table summarizes the Company’s property, plant and equipment balance:

	Useful Lives	September 30, 2023	December 31, 2022
Computers & Servers	1 year to 3 years	$154,380	$130,417
Vehicles	5 years to 7 years	100,230	139,788
Office furniture and equipment	3 years to 5 years	356,473	326,613
Test units and loaned chargers(1)	5 years to 7 years	404,827	256,685
Total		1,015,910	853,503
Less: Accumulated Depreciation		(328,933)	(216,559)
Property, plant and equipment, net		$686,977	$636,944
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Depreciation expense	$35,936	$46,012	$132,465	$108,277

(1)      Represents DC Chargers temporary loaned out to customers while their DC Chargers are being repaired.

Note 9 — Property, Plant and Equipment

The following table summarizes the Company’s property, plant and equipment balance:

	Useful Lives	As of December 31,
		2022	2021
Computers & servers	1 year to 3 years	$130,417	$105,499
Vehicles	5 years to 7 years	139,788	168,862
Office furniture and equipment	3 years to 5 years	326,613	161,771
DC Chargers(1)	5 years to 7 years	256,685	6,050
Total		853,503	442,182
Less: Accumulated Depreciation		(216,559)	(85,988)
Property, plant and equipment, net		$636,944	$356,194
	As of December 31,
	2022	2021
Depreciation expense	$150,099	$27,280

(1)      Represents DC Charges temporary loan out to customer while their DC Charges being repaired.